Group cash flow statement (Parenthetical)	12 Months Ended
	Mar. 31, 2020 GBP (£) country	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Prepayments in respect of acquisition of intangible assets	£ 0	£ 0	£ 325,000,000
Pension deficit payments	1,274,000,000	2,024,000,000	872,000,000
Net of bank overdrafts	£ 183,000,000	£ 72,000,000	£ 29,000,000
Latin America divestment
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of countries included in divestment | country	16
Disposal groups classified as held for sale | France and Latin America divestments
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Goodwill impairment	£ 58,000,000